Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Accounts payable and accrued expenses

15	Accounts payable and accrued expenses

	December 31, 2021	December 31, 2020
Trade payable	12,668	9,973
Accounts payable to related parties (note 22.2)	27	2,016
Social charges (i)	7,048	1,698
Profit sharing	7,203	4,415

	December 31, 2021	December 31, 2020
Provision for vacation and benefits	4,333	2,186

Other	235	421

Total	31,514	20,709

Current	29,537	20,709
Non-current	1,977	—

(i)	The variation refers mainly to social charges related to restricted stock units (RSUs) which have increased by US$ 4,813 in December 2021. Refer to note 25.1 for additional details.